Intangible Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 15, 2017	Nov. 17, 2016
Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 208	$ 256	$ 669	$ 409	$ 639	$ 305
Debt Instrument, Interest Rate, Stated Percentage								7.00%
Additional Fixed Consideration Payable							$ 3,000
Additional Fixed Consideration Payable Due in Year Four							1,500
Initial Achievement of Revenue in Year Four							12,000
Additional Fixed Consideration Payable Due in Year Five							1,500
Initial Achievement of Revenue in Year Five							15,000
Financial Obligations Contemplated by Asset Purchase Agreement							5,000
Impairment of Intangible Assets (Excluding Goodwill)	0	$ 0	653	$ 0
Meda Pharma SARL [Member]
Intangible Assets [Line Items]
Fixed Consideration Payable in Installments over Three Year Period							5,000
Present Value of Future Payments Due, Patents					$ 4,200		$ 4,200
Debt Instrument, Interest Rate, Stated Percentage					15.00%		15.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	3,700		3,700		$ 3,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	$ 900		$ 900		$ 1,400
Maximum [Member]
Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					15 years
Minimum [Member]
Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					7 years